Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Statements of Operations for Discontinued Operations

The summarized operating result of discontinued operations included in the Company’s consolidated statements of operations is as follows:

	Year Ended
	December 31,
	2020	2019
Revenues	$-	$1,491,253
Cost of revenues	-	1,114,269
Gross profit	-	376,984
Operating expenses	-	1,058,410
Loss from discontinued operations	-	(681,426)
Loss on disposal of discontinued operations	-	-
Loss from discontinued operations, net of income taxes	$-	$(681,426)